Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments
Operating Lease
We rent office space under an operating lease that expires on March 31, 2019. The lease allows us to terminate the lease any time after March 31, 2017 without a penalty.
In September 2018, we entered into a non-cancelable operating lease agreement to sublease approximately 44,000 square feet of office space for our corporate headquarters, which lease is scheduled to commence January 15, 2019 and expire November 30, 2020.
Future minimum annual operating lease payments are as follows:

Year ending December 31:
2018 (remaining)	$48
2019	1,043
2020	952
Total future operating lease payments	$2,043

Rent expense was less than $0.1 million for both the three months ended September 30, 2018 and 2017, and $0.1 million for both the nine months ended September 30, 2018 and 2017.
Purchase Commitments
As of September 30, 2018 and December 31, 2017, we had commitments to suppliers for inventory purchases totaling $16.2 million and $9.0 million, respectively, of which less than $0.1 million and $0.4 million, respectively, was committed to Medtronic, a related party.

5. Commitments

Operating Lease

The Company rents office space under an operating lease that expires on March 31, 2019. The lease allows the Company to terminate the lease any time after March 31, 2017 without a penalty.

Future minimum annual operating lease payments are as follows:

Years ending December 31:
2018	$190
2019	48
Total	$238

Rent expense was $123,  $127 and $184 during the years ended December 31, 2015, 2016 and 2017, respectively.

Purchase Commitments

As of December 31, 2016, and 2017, the Company had commitments to suppliers for inventory purchases totaling $6.1 million and $9.0 million, respectively, of which $0.6 million and $0.4 million, respectively, was committed to Medtronic, a related party.